Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Acquisitions [Abstract]
Preliminary purchase price allocation

(In thousands)
Cash and cash equivalents	$4,782
Accounts and notes receivable	619
Inventory	863
Restricted cash	7,522
Prepaid expenses, deferred costs, and other current assets	6,665
Property and equipment	29,500
Deferred tax assets	28,434
Intangible assets	59,673
Goodwill	78,727
Total assets acquired	216,785

Accounts payable	6,052
Accrued liabilities	25,368
Deferred revenue	56
Asset retirement obligations	9,868
Deferred tax liabilities	13,613
Total liabilities assumed	54,957

Net assets acquired	$161,828

Schedule of intangible assets acquired

	Fair Values	Useful Lives	Weighted Average Period Before Next Renewal
	(In thousands)
Customer contracts	$50,291	7 years	3.9 years
Trade name	9,096	15 years	N/A
Non-compete agreements	286	1 year	N/A
Total	$59,673

Schedule of Pro Forma Results of Operations

	2013		2012
	As Reported	Pro Forma	As Reported	Pro Forma
		(unaudited)		(unaudited)
	(In thousands, excluding per share amounts)
Total revenues	$876,486	$938,962	$780,449	$883,350
Net income attributable to controlling interests and available to common stockholders	23,816	24,220	43,591	42,670

Earnings per share – basic	$0.52	$0.53	$0.97	$0.95
Earnings per share – diluted	$0.52	$0.53	$0.96	$0.94